Related Parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Short-term employee benefits	$ 7,341	$ 7,753
Share-based compensation	10,034	9,924
Total compensation for key management personnel	$ 17,375	$ 17,677